Intangible Assets, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net
4.
Intangible assets, net

	June 30, 2024 $	December 31, 2023 $
Software	1,014,094	1,009,272
In development intangible asset	3,218,169	1,862,465
	4,232,263	2,871,737
Less - Accumulated amortization	(835,774)	(736,834)
Intangible assets, net	3,396,489	2,134,903

Amortization expense in each of the six months ended June 30, 2024 and June 30, 2023 was $ $98,940.

7.
Intangible assets, net

	December 31, 2023	December 31, 2022
	(as restated)	(as restated)
Software	$1,009,272	$989,400
In development intangible asset	1,862,465	—
	2,871,737	989,400
Less—Accumulated amortization	(736,834)	(538,954)
Intangible assets, net	$2,134,903	$450,446

Amortization expense for each of the years ended December 31, 2023 and 2022 was $197,800.

As of December 31, 2023, expected amortization expense over the remaining intangible asset lives is as follows:

2024	$183,578
2025	445,453
2026	376,468
2027	376,468
2028	376,468
Thereafter	376,468
$2,134,903